23. Salaries and social security taxes (Details Narrative) $ in Thousands	Dec. 31, 2017 ARS ($) Employees	Dec. 31, 2016 ARS ($) Employees
Salaries And Social Security Taxes Details Narrative
Current future payment obligations	$ 4,800	$ 4,100
Noncurrent future payment obligations	3,400	5,100
Collective bargaining liabilities	$ 116,300	$ 89,200
Number of employees | Employees	4,789	4,746